Interest expense - Cash and Payment-In-Kind Interest (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Cash interest	$ 0	$ (32)	$ 0	$ (73)	$ (24)	$ (25)	$ (256)	$ (360)
Debt of consolidated variable interest entities
Debt Instrument [Line Items]
Cash interest						0	(27)	(47)
Pre Filing Senior Credit Facilities [Member]
Debt Instrument [Line Items]
Cash interest	0	0	0	0	(24)
Post Emergence First Lien Senior Secured [Member]
Debt Instrument [Line Items]
Cash interest	0	(4)	0	(9)	0
Post Emergence Second Lien Secured [Member]
Debt Instrument [Line Items]
Cash interest	0	(27)	0	(62)	0
Post Emergence Unsecured Convertible Bond Member
Debt Instrument [Line Items]
Cash interest	$ 0	$ (1)	$ 0	$ (2)	$ 0
Secured Debt | Senior credit facilities and unsecured bonds
Debt Instrument [Line Items]
Cash interest						$ (25)	$ (229)	$ (313)